Revenue from contracts with customers - Contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized that was included in the contract liabilities at the beginning of the period	¥ (262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period	298,983
Contract liabilities, end balance	338,069
Revenue recognized in the periods relating to performance obligations satisfied in previous periods			¥ 0
Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities, beginning balance	¥ 301,819	¥ 225,560
Revenue recognized that was included in the contract liabilities at the beginning of the period		(170,113)
Increases due to cash received, excluding amounts recognized as revenue during the period		246,372
Contract liabilities, end balance		¥ 301,819	¥ 225,560